SHARE BASED COMPENSATION - Stock Option plan (Details) - $ / shares	1 Months Ended									12 Months Ended			21 Months Ended
	Oct. 31, 2019	Sep. 30, 2019	Jul. 31, 2019	Jun. 30, 2019	Jan. 31, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017	Apr. 30, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018
SHARE BASED COMPENSATION
Vesting period (in months or years)												4 years
Share options
SHARE BASED COMPENSATION
Share based arrangement, shares authorized						75,000,000					75,000,000		75,000,000
Vesting percentage in next year											25.00%
Remaining vesting percentage after 12-months											75.00%
Period for vested options forfeited on not exercised by employees											90 days
Granted		84,065,148	15,300,000	50,650,000		3,250,000	5,550,000	22,399,066	24,610,000	150,015,148
Weighted average exercise price		$ 0.0500	$ 0.0500	$ 0.0500						$ 0.0500			$ 0.0500
Maximum | Share options
SHARE BASED COMPENSATION
Granted	274,226,921				180,849,469